CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Changes in defined benefit plans tax (expense) benefit	$ (3,600)	$ 1,681	$ 6,042